Segmented Information and Economic Dependence	12 Months Ended
Apr. 30, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
20.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At April 30, 2024, April 30, 2023 and 2022, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the year ended April 30, 2024, 2023 and 2022 as follows:

		Years ended April 30,
Revenue by Region (in thousands)	2024 $	2023 $	2022 $
United States of America	12,556	9,365	6,816
Europe	10,867	9,450	9,429
Canada	389	618	572
Australia	482	630	1,540
Other	224	602	1,007
	24,518	20,665	19,364

The Company’s revenues are allocated according to revenue types for the year ended April 30, 2024, 2023 and 2022 as follows:

		Years ended April 30,
Revenue Allocation (in thousands)	2024 $	2023 $	2022 $
Project revenue	22,235	18,677	17,356
Product sales revenue	2,035	1,747	1,652
Cryostorage revenue	248	241	356
	24,518	20,665	19,364

As of April 30, 2024, all deferred revenue is expected to be recognized over the next twelve months.

The Company’s non-current assets are allocated to geographic regions as of April 30, 2024, 2023 and 2022 as follows:

Non-Current Assets (in thousands)	2024 $	2023 $	2022 $
North America - Corporate	80	89	76
North America	4,138	1,025	1,481
Belgium	22,261	40,406	41,355
Netherlands	22,022	19,501	13,265
	48,501	61,021	56,177

Geographic segmentation of the Company’s net income (loss) for the year ended April 30, 2024, 2023 and 2022 is as follows:

		Years ended April 30,
Net Income (Loss) by Region (in thousands)	2024 $	2023 $	2022 $
North America - Corporate	(7,846)	(8,422)	(9,340)
North America	(449)	(12,601)	(11,424)
Belgium	(20,071)	(7,024)	(215)
Netherlands	1,189	1,487	4,270
	(27,177)	(26,560)	(16,709)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the year ended April 30, 2024, 2023 and 2022 is as follows:

		Years ended April 30,
Interest and accretion (in thousands)	2024 $	2023 $	2022 $
North America - Corporate	4	39	258
North America	231	19	51
Belgium	—	20	3
Netherlands	619	318	107
	854	396	419

		Years ended April 30,
Amortization and depreciation (in thousands)	2024 $	2023 $	2022 $
North America - Corporate	11	14	56
North America	687	720	778
Belgium	2,422	2,543	—
Netherlands	2,615	3,408	2,935
	5,735	6,685	3,769